SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment reporting
Net revenues	$ 567,677	¥ 3,952,053	¥ 1,785,970	¥ 959,486
Product
Segment reporting
Net revenues		3,929,698	1,770,227	949,217
Drugs
Segment reporting
Net revenues		3,595,419	1,489,917	649,341
Nutritional supplements
Segment reporting
Net revenues		245,644	190,425	123,214
Contact lenses.
Segment reporting
Net revenues		18,110	47,295	107,275
Medical supplies and devices
Segment reporting
Net revenues		50,178	26,563	49,414
Other products.
Segment reporting
Net revenues		20,347	16,027	19,973
Service
Segment reporting
Net revenues		22,355	15,743	10,269
MP Service
Segment reporting
Net revenues		17,239	12,375	8,767
Other Services
Segment reporting
Net revenues		¥ 5,116	¥ 3,368	¥ 1,502